Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments
Financial Instruments

15. Financial Instruments

        The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable and derivatives.

        Derivative Financial Instruments:    The Company only uses derivatives for economic hedging purposes. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

        Interest Rate Risk:    Interest rate risk arises on bank borrowings. The Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 12, "Long-term Debt".

        Concentration of Credit Risk:    Financial instruments that are potentially subject the Company to significant concentrations of credit risk consist principally of cash, trade accounts receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 16, "Operating Revenue", for further details on revenue from significant clients. Credit risk with respect to trade accounts receivable is generally managed by the selection of customers among the major liner companies in the world and their dispersion across many geographic areas. The Company's maximum exposure to credit risk is mainly limited to the carrying value of its derivative instruments. The Company is not a party to master netting arrangements.

        Fair Value:    The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities (excluding long-term bank loans and certain other non-current assets) approximate their respective fair values due to the short maturity of these instruments. The fair values of long-term floating rate bank loans approximate the recorded values, generally due to their variable interest rates. The fair value of the swap agreements equals the amount that would be paid by the Company to cancel the swaps.

        Interest Rate Swaps:    The off-balance sheet risk in outstanding swap agreements involves both the risk of a counter-party not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with parties that meet stringent qualifications and, given the high level of credit quality of its derivative counter-parties, the Company does not believe it is necessary to obtain collateral arrangements.

a. Cash Flow Interest Rate Swap Hedges

        The Company, according to its long-term strategic plan to maintain relative stability in its interest rate exposure, has decided to swap part of its interest expenses from floating to fixed. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to pro-actively and efficiently manage its floating rate exposure.

        These interest rate swaps are designed to economically hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month USD$ LIBOR. According to the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps were performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge was recognized initially in stockholders' equity, and recognized to the Statement of Operations in the periods when the hedged item affects profit or loss.

        On July 1, 2012, the Company elected to prospectively de-designate cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements are recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward. The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

        The interest rate swap agreements converting floating interest rate exposure into fixed, as of December 31, 2015 and 2014 were as follows (in thousands):

Counter-party	Contract Trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos pays)	Floating Rate (Danaos receives)	Fair Value December 31, 2015	Fair Value December 31, 2014
RBS	03/09/2007	3/15/2010	3/15/2015	$200,000	5.07% p.a.	USD LIBOR 3M BBA	—	$(2,011)
RBS	11/15/2007	11/19/2010	11/19/2015	$100,000	5.12% p.a.	USD LIBOR 3M BBA	—	(4,246)
RBS	11/16/2007	11/22/2010	11/22/2015	$100,000	5.07% p.a.	USD LIBOR 3M BBA	—	(4,248)
CITI	04/17/2007	4/17/2008	4/17/2015	$200,000	5.124% p.a.	USD LIBOR 3M BBA	—	(2,895)
CITI	04/20/2007	4/20/2010	4/20/2015	$200,000	5.1775% p.a.	USD LIBOR 3M BBA	—	(3,008)
CITI	11/02/2007	11/6/2010	11/6/2015	$250,000	5.1% p.a.	USD LIBOR 3M BBA	—	(10,167)
CITI	11/26/2007	11/29/2010	11/30/2015	$100,000	4.98% p.a.	USD LIBOR 3M BBA	—	(4,249)
CITI	02/07/2008	2/11/2011	2/11/2016	$200,000	4.695% p.a.	USD LIBOR 3M BBA	$(1,012)	(9,524)
Eurobank	12/06/2007	12/10/2010	12/10/2015	$200,000	4.8125% p.a.	USD LIBOR 3M BBA	—	(8,428)
Eurobank	02/11/2008	5/31/2011	5/31/2015	$200,000	4.755% p.a.	USD LIBOR 3M BBA	—	(3,763)

							$(1,012)	$(52,539)

ABN Amro	06/06/2013	1/4/2016	12/31/2016	$325,000	1.4975% p.a.	USD LIBOR 3M BBA	$(2,113)	$(617)
ABN Amro	05/31/2013	1/4/2016	12/31/2016	$250,000	1.4125% p.a.	USD LIBOR 3M BBA	(1,413)	(264)

Total fair value of swap liabilities							$(4,538)	$(53,420)

        The Company recorded in the consolidated Statements of Operations unrealized gains of $48.9 million, $114.2 million and $139.4 million in relation to fair value changes of interest rate swaps for the years ended December 31, 2015, 2014 and 2013, respectively. Furthermore, unrealized losses of $32.6 million, $88.9 million and $116.6 million were reclassified from Accumulated Other Comprehensive Loss to earnings for the years ended December 31, 2015, 2014 and 2013, respectively.

        The variable-rate interest on specific borrowings that was associated with vessels under construction was capitalized as a cost of the specific vessels. In accordance with the accounting guidance on derivatives and hedging, the amounts in accumulated other comprehensive income related to realized gains or losses on cash flow hedges that have been entered into and qualify for hedge accounting, in order to hedge the variability of that interest, were classified under other comprehensive income and are reclassified into earnings over the depreciable life of the constructed asset, since that depreciable life coincides with the amortization period for the capitalized interest cost on the debt. An amount of $4.0 million, $4.0 million and $4.0 million was reclassified into earnings for the years ended December 31, 2015, 2014 and 2013, respectively, representing amortization over the depreciable life of the vessels.

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(in millions)
Total realized losses	$(52.7)	$(120.6)	$(145.6)
Amortization of deferred realized losses	(4.0)	(4.0)	(4.0)
Unrealized gains	16.2	25.2	22.8

Unrealized and realized losses on cash flow interest rate swaps	$(40.5)	$(99.4)	$(126.8)

b. Fair Value Interest Rate Swap Hedges

        These interest rate swaps are designed to economically hedge the fair value of the fixed rate loan facilities against fluctuations in the market interest rates by converting the Company's fixed rate loan facilities to floating rate debt. Pursuant to the adoption of the Company's Risk Management Accounting Policy, and after putting in place the formal documentation required by hedge accounting in order to designate these swaps as hedging instruments, as of June 15, 2006, these interest rate swaps qualified for hedge accounting, and, accordingly, from that time until June 30, 2012, hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item were recognized in the Company's earnings. The Company considered its strategic use of interest rate swaps to be a prudent method of managing interest rate sensitivity, as it prevented earnings from being exposed to undue risk posed by changes in interest rates. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps was performed on a quarterly basis, on the financial statement and earnings reporting dates.

        On July 1, 2012, the Company elected to prospectively de-designate fair value interest rate swaps for which it was applying hedge accounting treatment due to the compliance burden associated with this accounting policy. All changes in the fair value of the Company's fair value interest rate swap agreements continue to be recorded in earnings under "Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments will not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments continue to be probable of occurring. Therefore, the fair value of the hedged item associated with the previously designated fair value interest rate swaps will be frozen and recognized in earnings when the interest payments are recognized. If such interest payments were to be identified as being probable of not occurring, the fair value of hedged debt balance pertaining to these amounts would be reversed through earnings immediately.

        The interest rate swap agreements converting fixed interest rate exposure into floating, as of December 31, 2015 and 2014, were as follows (in thousands):

Counter party	Contract trade Date	Effective Date	Termination Date	Notional Amount on Effective Date	Fixed Rate (Danaos receives)	Floating Rate (Danaos pays)	Fair Value December 31, 2015	Fair Value December 31, 2014
RBS	11/15/2004	12/15/2004	8/27/2016	$60,528	5.0125% p.a.	USD LIBOR 3M BBA + 0.835% p.a.	$55	$302
RBS	11/15/2004	11/17/2004	11/2/2016	$62,342	5.0125% p.a.	USD LIBOR 3M BBA + 0.855% p.a.	83	362

Total fair value							$138	$664

        The total fair value change of the interest rate swaps for the years ended December 31, 2015, 2014 and 2013, amounted to $(0.5) million, $(0.9) million and $(1.3) million, respectively, and is included in the consolidated Statement of Operations in "Unrealized and realized losses on derivatives". The related assets of $0.1 million and $0.7 million are presented under "Other current assets" and under "Other non-current assets" in the consolidated balance sheet as of December 31, 2015 and 2014, respectively.

        The Company reclassified from "Long-term debt, net of current portion", where its fair value of hedged item is recorded, to its earnings unrealized losses of an amount of $0.6 million and $0.6 million for the years ended December 31, 2015 and 2014, respectively. The related liability of the fair value hedged debt of $0.4 million and $1.0 million is shown under "Long-term Debt" in the consolidated balance sheet as of December 31, 2015 and 2014, respectively.

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
	(in millions)
Unrealized losses on swap asset	$(0.5)	$(0.9)	$(1.3)
Reclassification of fair value of hedged debt to Statement of Operations	0.6	0.6	0.6
Realized gains	0.5	1.0	1.4

Unrealized and realized gains on fair value interest rate swaps	$0.6	$0.7	$0.7

c. Fair Value of Financial Instruments

        The following tables present the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

	Fair Value Measurements as of December 31, 2015
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$138	$—	$138	$—
Liabilities
Interest rate swap contracts	$4,538	$—	$4,538	$—

	Fair Value Measurements as of December 31, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands of $)
Assets
Interest rate swap contracts	$664	$—	$664	$—
Liabilities
Interest rate swap contracts	$53,420	$—	$53,420	$—

        Interest rate swap contracts are measured at fair value on a recurring basis. Fair value is determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Such instruments are typically classified within Level 2 of the fair value hierarchy. The fair values of the interest rate swap contracts have been calculated by discounting the projected future cash flows of both the fixed rate and variable rate interest payments. Projected interest payments are calculated using the appropriate prevailing market forward rates and are discounted using the zero-coupon curve derived from the swap yield curve. Refer to Note 15(a)-(b) above for further information on the Company's interest rate swap contracts.

        The Company is exposed to credit-related losses in the event of nonperformance of its counterparties in relation to these financial instruments. As of December 31, 2015 and 2014, these financial instruments are in the counterparties' favor. The Company has considered its risk of non-performance and of its counterparties in accordance with the relevant guidance of fair value accounting. The Company performs evaluations of its counterparties for credit risk through ongoing monitoring of their financial health and risk profiles to identify risk or changes in their credit ratings.

        The estimated fair values of the Company's financial instruments are as follows:

	As of December 31, 2015		As of December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$72,253	$72,253	$57,730	$57,730
Restricted cash	$2,818	$2,818	$2,824	$2,824
Accounts receivable, net	$10,652	$10,652	$7,904	$7,904
Due from related parties	$19,007	$19,007	$10,597	$10,597
Series 1 ZIM notes	$6,587	$6,587	$6,274	$6,274
Series 2 ZIM notes	$32,507	$32,507	$30,923	$30,923
Equity investment in ZIM	$28,693	$35,831	$28,693	$32,873
Accounts payable	$12,971	$12,971	$12,510	$12,510
Accrued liabilities	$14,014	$14,014	$24,705	$24,705
Long-term debt, including current portion	$2,775,378	$2,776,739	$2,951,120	$2,953,327
Vendor financing, including current portion	$—	$—	$64,367	$64,026

        The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements as of December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM notes(1)	$6,587	$—	$6,587	$—
Series 2 ZIM notes(1)	$32,507	$—	$32,507	$—
Equity investment in ZIM(1)	$35,831	$—	$35,831	$—
Long-term debt, including current portion(2)	$2,776,739	$—	$2,776,739	$—
Accrued liabilities(4)	$14,014	$—	$14,014	$—

	Fair Value Measurements as of December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Series 1 ZIM notes(1)	$6,274	$—	$6,274	$—
Series 2 ZIM notes(1)	$30,923	$—	$30,923	$—
Equity investment in ZIM(1)	$32,873	$—	$32,873	$—
Long-term debt, including current portion(2)	$2,953,327	$—	$2,953,327	$—
Vendor financing, including current portion(3)	$64,026	$—	$64,026	$—
Accrued liabilities(4)	$24,705	$—	$24,705	$—

(1)	The fair value is estimated based on currently available information on the Company's counterparty, other contracts with similar terms, remaining maturities and interest rates.
(2)

The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)

The fair value of the Company's Vendor financing is estimated based on currently available financing with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(4)

The fair value of the Company's accrued liabilities, which mainly consists of accrued interest on its credit facilities and accrued realized losses on its cash flow interest rate swaps, is estimated based on currently available debt and swap agreements with similar contract terms, interest rates and remaining maturities, as well as taking into account its creditworthiness.

        As of December 31, 2013, the Company has written down the value of its long-term receivables from ZIM and recognized a $19.0 million impairment charge with respect to the agreement in principle for a restructuring of ZIM's obligations. This agreement includes a significant reduction in the charter rates payable by ZIM for the remaining life of its time charters, expiring in 2020 or 2021, for six of the Company's vessels and receipt of unsecured, interest bearing ZIM notes maturing in nine years and ZIM shares in exchange for such reductions and cancellation of ZIM's other obligations to the Company. Refer to Note 23 "Impairment Loss" and Note 8"Other Non-Current Assets".

        The Company's nonfinancial items measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
	(in millions of $)
Fixed Assets, net	$90.8	$—	$90.8	$—
Vessels held for sale	$6.3	$—	$6.3	$—

        The Company recorded an impairment loss of $39.0 million on twelve of its older vessels as of December 31, 2015, thus reducing the vessels' carrying value at December 31, 2015 from $129.8 million to $90.8 million. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. Additionally, impairment loss of $2.1 million was recorded for the vessel held for sale as of December 31, 2015. The vessel held for sale is presented at its selling price less cost to sell. Refer to Note 23, "Impairment Loss" and Note 24 "Subsequent Events".

	Fair Value Measurements as of December 31, 2014
	Total	(Level I)	(Level II)	(Level III)
	(in millions of $)
Fixed Assets, net	$92.0	$—	$92.0	$—

        The Company recorded an impairment loss of $75.8 million on eight of its older vessels as of December 31, 2014, thus reducing the vessels' carrying value at December 31, 2014 from $167.8 million to $92.0 million. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. Refer to Note 23, "Impairment Loss".